Valuation And Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Valuation And Qualifying Accounts [Abstract]
Balance at beginning of period	$ 3.7	$ 3.6	$ 2.6
Provision for bad debt	2.1	2.3	2.4
Write-offs, net	(1.5)	(2.2)	(1.4)
Balance at end of period	$ 4.3	$ 3.7	$ 3.6